Investment Objectives and Goals - NYLI MacKay Muni Allocation ETF	Dec. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Muni Allocation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI MacKay Muni Allocation ETF (the “Fund”) seeks current income exempt from regular federal income tax.